Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Foreign exchange gain	$ 5	$ 3	$ 6
Interest income	183	250	42
Shipping charges reimbursed	50		45
Gain on disposal of property	177
Other income	5	2	12
Total other income	$ 420	$ 255	$ 105